Stock Based Compensation - Additional Information (Details) (USD $) In Thousands, except Share data, unless otherwise specified	0 Months Ended	12 Months Ended			0 Months Ended	12 Months Ended			0 Months Ended		1 Months Ended	0 Months Ended			12 Months Ended										0 Months Ended		0 Months Ended	12 Months Ended
	Jun. 26, 2008	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Jun. 26, 2008 Restricted Stock Units (RSUs)	Dec. 31, 2012 Restricted Stock Units (RSUs)	Dec. 31, 2011 Restricted Stock Units (RSUs)	Dec. 31, 2010 Restricted Stock Units (RSUs)	Jan. 02, 2010 Three Members Of Board Of Directors	Jan. 02, 2010 Advisory Boards	Dec. 19, 2006 Senior Officers	Mar. 16, 2012 Two Executives Of The Company	Jul. 24, 2008 Chief Executive Officer	Jul. 24, 2008 Chief Financial Officer	Dec. 31, 2010 Non Employees [Member] Restricted Stock Units (RSUs)	Dec. 31, 2012 General and Administrative Expenses	Dec. 31, 2011 General and Administrative Expenses	Dec. 31, 2010 General and Administrative Expenses	Dec. 31, 2012 Employees and Directors	Dec. 31, 2011 Employees and Directors	Dec. 31, 2010 Employees and Directors	Dec. 31, 2012 Selling and Marketing Expense	Dec. 31, 2011 Selling and Marketing Expense	Dec. 31, 2010 Selling and Marketing Expense	Jul. 24, 2008 2006 Long-Term Incentive Plan	Dec. 31, 2012 2006 Long-Term Incentive Plan	Jun. 26, 2008 Stock Purchase Plan	Dec. 31, 2012 Stock Purchase Plan	Dec. 31, 2010 Stock Purchase Plan	Aug. 20, 2008 Stock Purchase Plan	Dec. 31, 2012 2006 Employee Stock Purchase Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares authorized for issuance																									3,000,000
Maximum number of shares that may be granted any calender year under incentive plan																									625,000
Shares of common stock remained eligible to be issued																										1,407,342		1,877,612
Stock based compensation for employees																$ 323	$ 12	$ 1,936	$ 323	$ 12	$ 2,141	$ 0	$ 0	$ 205
Exercise price		$ 3.05	$ 0	$ 1.65					$ 1.65	$ 1.65		$ 3.05
volatility		87.90%		103.20%					103.20%	103.20%		87.90%
dividend									0.00%	0.00%		0.00%
Risk free interest rate		1.13%		2.69%					2.69%	2.69%		1.13%
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized																												2,000,000			250,000
Common Stock, Capital Shares Reserved for Future Issuance																														1,750,000
Stock issued to consultants for services				45												0	0	184			0
Share-based Compensation Arrangement by Share-based Payment Award, Award Requisite Service Period		3 years
Share Based Compensation Arrangement By Share Based Payment Award Options Granted Contractual Term		5 years							5 years	5 years		5 years
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value		$ 1.61		$ 1.06
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross									75,000	100,000		200,000
Granted		$ 3.05	$ 0	$ 1.65					$ 1.65	$ 1.65		$ 3.05
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights									End of each of the four quarterly periods following the date of grant	End of each of the four quarterly periods following the date of grant
Share Based Compensation Arrangement By Share Based Payment Award Options Granted In Period Fair Value									80	106		323
Expected lives		3 years		3 years					3 years	3 years		3 years
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized, Stock Options		0	1	29	2,863
Stock Option Plan Expense		323	13	214															323	13	82
Restricted Stock Or Unit Expense				582		0	0	582							7						575
Number Of Stock Option Cancel For Exchage Of Restricted Stock Unit	1,105,188
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Granted					368,475						175,000		250,000	187,500
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period, Weighted Average Grant Date Fair Value					$ 2.12
Percentage of options exchanged for RSUs that were exchanged by companies officers and directors					78.00%
Excess of fair value of RSUs over value of the options canceled					781
Share Based Compensation Arrangement By Share Based Payment Award Options Cancelinperiodfairvalue																											672
Share-based Compensation Arrangement by Share-based Payment Award, Discount from Market Price, Offering Date		85.00%
Share-based Compensation Arrangement by Share-based Payment Award, Maximum Employee Subscription Rate						15.00%
Issuance of common stock under employee stock purchase plan (in shares)																													31,289
Proceeds from issuance of stock in connection with ESPP		0	0	45
Stock purchase plan				16																	16								16
Vesting of restricted shares under performance based executive bonus award				$ 1,468																	$ 1,468							$ 1,468